Redeemable Convertible Preferred Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands						2 Months Ended				10 Months Ended	12 Months Ended
	Mar. 08, 2018 USD ($) $ / shares shares	Mar. 08, 2018 CNY (¥)	Jul. 10, 2017 USD ($)	May 16, 2017 USD ($) $ / shares shares	May 16, 2017 CNY (¥) shares	May 10, 2018 USD ($)	May 10, 2018 CNY (¥)	Mar. 08, 2018 USD ($) shares	Mar. 08, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Mar. 08, 2018 CNY (¥) shares
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Modified Series A Preferred Shares adjusted balance after considering the impact from increase of fair value | ¥													¥ 509,668
Series B-2 Preferred Shares [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares issued	64,488,235							64,488,235		64,488,235		64,488,235	0	64,488,235
Shares Issued, Price Per Share | $ / shares	$ 7.16
Proceeds from Issuance of Convertible Preferred Stock	$ 461,600,000	¥ 2,919,112
Preferred stock dividend rate											8.00%	8.00%
Preferred stock conversion ratio											100.00%	100.00%
Equity interest	34.60%							34.60%						34.60%
Stock purchase option granted percentage	50.10%	50.10%
Number of trading days	20 days	20 days
Call Option Balance | $	$ 0
Gain (loss) arising from change in fair value of investor option liability | $											$ 0
Number of shares converted into Class A ordinary shares											64,488,235	64,488,235
Accretion to redemption value						$ 8,558,000	¥ 54,111					¥ 54,111
Modified Series A Preferred Shares adjusted balance after considering the impact from increase of fair value | ¥										¥ 0		¥ 0	¥ 0
Class A-1 Preferred Shares [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Number of shares converted into Class A ordinary shares											17,647,058	17,647,058
Class A-2 Preferred Shares [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Number of shares converted into Class A ordinary shares											4,411,765	4,411,765
Series A Preferred Shares [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares issued				22,058,823	22,058,823								22,058,823
Shares Issued, Price Per Share | $ / shares				$ 3.4
Proceeds from Issuance of Convertible Preferred Stock			$ 35,000,000	$ 75,000,000	¥ 509,730
Temporary equity issuance date				Jul. 10, 2017	Jul. 10, 2017
Preferred stock dividend rate											8.00%	8.00%
Preferred stock conversion ratio											100.00%	100.00%
Accretion to redemption value						$ 1,651,000	¥ 10,439	$ 1,101,000	¥ 7,078	¥ 10,439			¥ 19,842
Modified Series A Preferred Shares adjusted balance after considering the impact from increase of fair value | ¥													¥ 509,668	¥ 499,341
Series A Preferred Shares [Member] | Upon The Extinguishment [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Modified Series A Preferred Shares adjusted balance after considering the impact from increase of fair value	$ 67,063,000							$ 67,063,000						¥ 424,099
Series A-1 Redeemable Convertible Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares issued										17,647,058		17,647,058	17,647,058
Series A-2 Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares issued										4,411,765		4,411,765	4,411,765